UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03723

Fidelity New York Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® New York Municipal Income Fund Fidelity® New York Municipal Income Fund : FTFMX

This annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New York Municipal Income Fund	$ 46	0.45%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's overweight in bonds that benefited from spread tightening contributed to performance versus the Bloomberg New York 4+ Year Enhanced Municipal Bond Index for the fiscal year.
•The fund's "carry" advantage, meaning the higher earned income of its holdings versus the state index, also boosted relative performance.
•Yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, modestly contributed as well, helped by an underweight in longer-term bonds.
•In contrast, exposure to bonds issued by Wagner College, which were under pressure due to the college's declining operating performance, detracted versus the index.
•During the year, the portfolio management team reduced the fund's holdings among 20+-year bonds and lower-quality securities, and also pared back exposure to the health care and higher education sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2016 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® New York Municipal Income Fund	4.56%	0.88%	2.14%
Bloomberg New York 4+ Year Enhanced Municipal Bond Index	4.23%	0.72%	2.26%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,332,609,015
Number of Holdings	449
Total Advisory Fee	$5,386,495
Portfolio Turnover	16%
What did the Fund invest in?
(as of January 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
Transportation	26.3
Special Tax	22.8
General Obligations	16.9
Health Care	9.0
Education	6.9
Housing	6.9
Others(Individually Less Than 5%)	7.4
96.2

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.7
AA - 58.3
A - 21.7
BBB - 10.9
BB - 0.7
B - 1.2
Not Rated - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912623.101    71-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® New York Municipal Income Fund Fidelity Advisor® New York Municipal Income Fund Class Z : FIJAX

This annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.42%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's overweight in bonds that benefited from spread tightening contributed to performance versus the Bloomberg New York 4+ Year Enhanced Municipal Bond Index for the fiscal year.
•The fund's "carry" advantage, meaning the higher earned income of its holdings versus the state index, also boosted relative performance.
•Yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, modestly contributed as well, helped by an underweight in longer-term bonds.
•In contrast, exposure to bonds issued by Wagner College, which were under pressure due to the college's declining operating performance, detracted versus the index.
•During the year, the portfolio management team reduced the fund's holdings among 20+-year bonds and lower-quality securities, and also pared back exposure to the health care and higher education sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	4.67%	0.91%	2.58%
Bloomberg New York 4+ Year Enhanced Municipal Bond Index	4.23%	0.72%	2.56%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.62%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,332,609,015
Number of Holdings	449
Total Advisory Fee	$5,386,495
Portfolio Turnover	16%
What did the Fund invest in?
(as of January 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
Transportation	26.3
Special Tax	22.8
General Obligations	16.9
Health Care	9.0
Education	6.9
Housing	6.9
Others(Individually Less Than 5%)	7.4
96.2

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.7
AA - 58.3
A - 21.7
BBB - 10.9
BB - 0.7
B - 1.2
Not Rated - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912622.101    3232-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® New York Municipal Income Fund Fidelity Advisor® New York Municipal Income Fund Class M : FNYPX

This annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 73	0.72%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's overweight in bonds that benefited from spread tightening contributed to performance versus the Bloomberg New York 4+ Year Enhanced Municipal Bond Index for the fiscal year.
•The fund's "carry" advantage, meaning the higher earned income of its holdings versus the state index, also boosted relative performance.
•Yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, modestly contributed as well, helped by an underweight in longer-term bonds.
•In contrast, exposure to bonds issued by Wagner College, which were under pressure due to the college's declining operating performance, detracted versus the index.
•During the year, the portfolio management team reduced the fund's holdings among 20+-year bonds and lower-quality securities, and also pared back exposure to the health care and higher education sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2016 through January 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	0.19%	-0.21%	1.45%
Class M (without 4.00% sales charge)	4.36%	0.61%	1.86%
Bloomberg New York 4+ Year Enhanced Municipal Bond Index	4.23%	0.72%	2.26%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,332,609,015
Number of Holdings	449
Total Advisory Fee	$5,386,495
Portfolio Turnover	16%
What did the Fund invest in?
(as of January 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
Transportation	26.3
Special Tax	22.8
General Obligations	16.9
Health Care	9.0
Education	6.9
Housing	6.9
Others(Individually Less Than 5%)	7.4
96.2

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.7
AA - 58.3
A - 21.7
BBB - 10.9
BB - 0.7
B - 1.2
Not Rated - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912620.101    1108-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® New York Municipal Income Fund Fidelity Advisor® New York Municipal Income Fund Class I : FEMIX

This annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	0.53%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's overweight in bonds that benefited from spread tightening contributed to performance versus the Bloomberg New York 4+ Year Enhanced Municipal Bond Index for the fiscal year.
•The fund's "carry" advantage, meaning the higher earned income of its holdings versus the state index, also boosted relative performance.
•Yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, modestly contributed as well, helped by an underweight in longer-term bonds.
•In contrast, exposure to bonds issued by Wagner College, which were under pressure due to the college's declining operating performance, detracted versus the index.
•During the year, the portfolio management team reduced the fund's holdings among 20+-year bonds and lower-quality securities, and also pared back exposure to the health care and higher education sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2016 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	4.56%	0.79%	2.06%
Bloomberg New York 4+ Year Enhanced Municipal Bond Index	4.23%	0.72%	2.26%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,332,609,015
Number of Holdings	449
Total Advisory Fee	$5,386,495
Portfolio Turnover	16%
What did the Fund invest in?
(as of January 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
Transportation	26.3
Special Tax	22.8
General Obligations	16.9
Health Care	9.0
Education	6.9
Housing	6.9
Others(Individually Less Than 5%)	7.4
96.2

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.7
AA - 58.3
A - 21.7
BBB - 10.9
BB - 0.7
B - 1.2
Not Rated - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912621.101    1109-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® New York Municipal Income Fund Fidelity Advisor® New York Municipal Income Fund Class C : FNYCX

This annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 148	1.46%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's overweight in bonds that benefited from spread tightening contributed to performance versus the Bloomberg New York 4+ Year Enhanced Municipal Bond Index for the fiscal year.
•The fund's "carry" advantage, meaning the higher earned income of its holdings versus the state index, also boosted relative performance.
•Yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, modestly contributed as well, helped by an underweight in longer-term bonds.
•In contrast, exposure to bonds issued by Wagner College, which were under pressure due to the college's declining operating performance, detracted versus the index.
•During the year, the portfolio management team reduced the fund's holdings among 20+-year bonds and lower-quality securities, and also pared back exposure to the health care and higher education sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2016 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	2.59%	-0.15%	1.23%
Class C	3.59%	-0.15%	1.23%
Bloomberg New York 4+ Year Enhanced Municipal Bond Index	4.23%	0.72%	2.26%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,332,609,015
Number of Holdings	449
Total Advisory Fee	$5,386,495
Portfolio Turnover	16%
What did the Fund invest in?
(as of January 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
Transportation	26.3
Special Tax	22.8
General Obligations	16.9
Health Care	9.0
Education	6.9
Housing	6.9
Others(Individually Less Than 5%)	7.4
96.2

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.7
AA - 58.3
A - 21.7
BBB - 10.9
BB - 0.7
B - 1.2
Not Rated - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912619.101    1107-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® New York Municipal Income Fund Fidelity Advisor® New York Municipal Income Fund Class A : FNMAX

This annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 77	0.76%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's overweight in bonds that benefited from spread tightening contributed to performance versus the Bloomberg New York 4+ Year Enhanced Municipal Bond Index for the fiscal year.
•The fund's "carry" advantage, meaning the higher earned income of its holdings versus the state index, also boosted relative performance.
•Yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, modestly contributed as well, helped by an underweight in longer-term bonds.
•In contrast, exposure to bonds issued by Wagner College, which were under pressure due to the college's declining operating performance, detracted versus the index.
•During the year, the portfolio management team reduced the fund's holdings among 20+-year bonds and lower-quality securities, and also pared back exposure to the health care and higher education sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2016 through January 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	0.15%	-0.26%	1.40%
Class A (without 4.00% sales charge)	4.32%	0.56%	1.82%
Bloomberg New York 4+ Year Enhanced Municipal Bond Index	4.23%	0.72%	2.26%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,332,609,015
Number of Holdings	449
Total Advisory Fee	$5,386,495
Portfolio Turnover	16%
What did the Fund invest in?
(as of January 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
Transportation	26.3
Special Tax	22.8
General Obligations	16.9
Health Care	9.0
Education	6.9
Housing	6.9
Others(Individually Less Than 5%)	7.4
96.2

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.7
AA - 58.3
A - 21.7
BBB - 10.9
BB - 0.7
B - 1.2
Not Rated - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912618.101    1105-TSRA-0426

Item 2.

Code of Ethics

As of the end of the period, January 31, 2026, Fidelity New York Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity New York Municipal Income Fund (the “Fund”):

Services Billed by Deloitte Entities

January 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York Municipal Income Fund	$45,300	$-	$7,700	$400

January 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York Municipal Income Fund	$45,300	$-	$8,300	$1,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	January 31, 2026A	January 31, 2025A
Audit-Related Fees	$154,800	$125,000
Tax Fees	$-	$-
All Other Fees	$1,520,400	$2,444,500

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	January 31, 2026A	January 31, 2025A
Deloitte Entities	$4,270,700	$2,805,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® New York Municipal Income Fund

Annual Report
January 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® New York Municipal Income Fund
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Municipal Securities - 96.2%
	Principal Amount (a)	Value ($)
Guam - 0.1%
Water & Sewer - 0.1%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.25% 7/1/2041	1,055,000	1,148,345
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.25% 7/1/2042	1,000,000	1,077,936
TOTAL GUAM		2,226,281
New Jersey,New York - 10.2%
Transportation - 10.2%
Port Auth NY & NJ 4% 7/15/2036 (b)	3,000,000	3,065,376
Port Auth NY & NJ 4% 7/15/2038 (b)	1,000,000	1,010,541
Port Auth NY & NJ 4% 7/15/2040 (b)	2,000,000	2,001,196
Port Auth NY & NJ 4% 7/15/2045 (b)	8,000,000	7,306,380
Port Auth NY & NJ 4% 7/15/2050 (b)	2,900,000	2,545,667
Port Auth NY & NJ 5% 10/15/2034 (b)	9,640,000	10,992,544
Port Auth NY & NJ 5% 10/15/2035 (b)	3,000,000	3,424,186
Port Auth NY & NJ 5% 7/15/2032 (b)	1,500,000	1,621,956
Port Auth NY & NJ 5.375% 3/1/2028	2,465,000	2,564,465
Port Auth NY & NJ Series 202, 5% 10/15/2036 (b)	5,455,000	5,558,410
Port Auth NY & NJ Series 218, 4% 11/1/2047 (b)	11,280,000	10,058,905
Port Auth NY & NJ Series 218, 5% 11/1/2044 (b)	5,080,000	5,217,978
Port Auth NY & NJ Series 223, 5% 7/15/2056 (b)	8,850,000	9,076,881
Port Auth NY & NJ Series 224, 5% 7/15/2056	6,795,000	7,015,663
Port Auth NY & NJ Series 227, 2% 10/1/2031 (b)	6,295,000	5,719,552
Port Auth NY & NJ Series 227, 2% 10/1/2033 (b)	1,590,000	1,385,232
Port Auth NY & NJ Series 227, 2% 10/1/2034 (b)	4,380,000	3,738,896
Port Auth NY & NJ Series 234, 5% 8/1/2038 (b)	1,750,000	1,902,422
Port Auth NY & NJ Series 234, 5% 8/1/2039 (b)	1,500,000	1,622,103
Port Auth NY & NJ Series 234, 5.25% 8/1/2040 (b)	2,000,000	2,180,482
Port Auth NY & NJ Series 238, 5% 7/15/2035 (b)	8,475,000	9,525,890
Port Auth NY & NJ Series 238, 5% 7/15/2036 (b)	8,070,000	8,996,454
Port Auth NY & NJ Series 238, 5% 7/15/2037 (b)	4,235,000	4,677,405
Port Auth NY & NJ Series 238, 5% 7/15/2038 (b)	3,035,000	3,326,897
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2030 (b)	1,130,000	1,219,410
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2036 (b)	4,820,000	5,101,636
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 4% 9/1/2037 (b)	4,000,000	4,046,944
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 4% 9/1/2039 (b)	1,920,000	1,926,984
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 4% 9/1/2043 (b)	6,500,000	6,129,698
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 5% 9/1/2033 (b)	2,005,000	2,140,067
Port Auth NY & NJ Series TWO HUNDREDSEVENTEEN, 5% 11/1/2044	1,000,000	1,034,874
TOTAL NEW JERSEY,NEW YORK		136,135,094
New York - 84.6%
Education - 6.9%
Build NYC Resource Corp (Nightingale Bamford School Proj.) Series 2025, 5% 7/1/2040	5,500,000	6,109,285
Dutchess Cnty NY Loc Dev Corp Rev (Culinary Institute of America Proj.) 5% 7/1/2026	850,000	857,959
Dutchess Cnty NY Loc Dev Corp Rev (Culinary Institute of America Proj.) 5% 7/1/2035	855,000	885,386
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2026	550,000	554,174
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2028	155,000	162,723
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2030	200,000	217,912
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2032	200,000	221,332
Hempstead Town NY Local Dev Corp Rev (Hofstra Univ, NY Proj.) Series 2021 A, 3% 7/1/2051	14,635,000	10,427,493
Hempstead Town NY Local Dev Corp Rev (Molloy College Proj.) 5% 7/1/2032	740,000	757,522
Hempstead Town NY Local Dev Corp Rev (Molloy College Proj.) 5% 7/1/2033	475,000	485,431
New York St Dorm Auth Revs (New York Univ, NY Proj.) 5.5% 7/1/2040 (Ambac Assurance Corp Insured)	3,000,000	3,548,939
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 5% 7/1/2032	1,500,000	1,546,267
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2041	2,500,000	2,520,263
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 4% 7/1/2049	2,500,000	2,187,461
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2035	1,425,000	1,539,165
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2036	1,495,000	1,606,659
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2037	785,000	839,986
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2038	500,000	532,462
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2039	865,000	917,757
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2040	915,000	966,062
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2041	830,000	872,045
New York St Dorm Auth Revs Non St Supported Debt (Brooklyn Law School NY Proj.) Series 2019 A, 5% 7/1/2033	5,800,000	6,078,630
New York St Dorm Auth Revs Non St Supported Debt (New York Univ, NY Proj.) Series 2019A, 5% 7/1/2038	3,440,000	3,657,253
New York St Dorm Auth Revs Non St Supported Debt (New York Univ, NY Proj.) Series 2021 A, 3% 7/1/2041	1,000,000	892,958
New York St Dorm Auth Revs Non St Supported Debt (Rochester N Y Inst Technology Proj.) Series 2020 A, 5% 7/1/2040	1,265,000	1,327,233
New York St Dorm Auth Revs Non St Supported Debt (St Johns Univ, NY Proj.) 4% 7/1/2048	4,000,000	3,447,223
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2046	4,625,000	4,287,908
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2035	1,095,000	1,044,778
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2047	5,625,000	4,725,204
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	6,500,000	6,841,375
New York State Dormitory Authority (Fordham University Proj.) Series 2016 A, 5% 7/1/2033	800,000	806,690
New York State Dormitory Authority (Fordham University Proj.) Series 2016 A, 5% 7/1/2034	650,000	655,250
New York State Dormitory Authority (Fordham University Proj.) Series 2016 A, 5% 7/1/2035	500,000	503,482
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025 B, 5% 7/1/2038	3,110,000	3,565,203
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025 B, 5% 7/1/2039	1,800,000	2,047,229
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025 B, 5% 7/1/2040	1,000,000	1,125,317
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5% 7/1/2038	850,000	974,412
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5% 7/1/2039	1,125,000	1,280,495
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5% 7/1/2043	350,000	381,710
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5% 7/1/2044	1,000,000	1,081,020
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5% 7/1/2045	525,000	559,795
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5.25% 7/1/2050	1,500,000	1,600,051
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2036	425,000	427,509
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2037	275,000	275,195
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2038	510,000	504,932
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2039	650,000	637,662
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2040	600,000	577,318
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2027	815,000	834,031
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2028	855,000	891,370
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2031	340,000	364,069
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2032	265,000	282,341
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2033	300,000	317,945
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2034	300,000	317,078
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2035	400,000	421,125
Onondaga NY Civic Dev Corp (Syracuse University, NY Proj.) 5% 12/1/2035	1,110,000	1,212,373
Saratoga Cnty NY Cap Resource Corp Rev (Skidmore College, NY Proj.) 4% 7/1/2050	1,500,000	1,350,761
TOTAL EDUCATION		93,053,208
Electric Utilities - 1.7%
Long Island Pwr Auth NY Elec 5% 9/1/2034	1,700,000	1,870,785
Long Island Pwr Auth NY Elec 5% 9/1/2035	1,200,000	1,312,949
Long Island Pwr Auth NY Elec 5% 9/1/2037	500,000	544,367
Long Island Pwr Auth NY Elec 5% 9/1/2038	1,450,000	1,571,053
Long Island Pwr Auth NY Elec 5% 9/1/2039	1,750,000	1,960,665
Long Island Pwr Auth NY Elec 5% 9/1/2040	1,915,000	2,127,349
Long Island Pwr Auth NY Elec 5% 9/1/2041	2,100,000	2,322,586
Long Island Pwr Auth NY Elec 5% 9/1/2042	2,375,000	2,598,999
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2038	1,275,000	1,424,328
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2039	1,375,000	1,521,250
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2040	1,500,000	1,651,736
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2041	1,375,000	1,500,189
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2042	2,000,000	2,153,879
TOTAL ELECTRIC UTILITIES		22,560,135
Escrowed/Pre-Refunded - 0.0%
New York St Dorm Auth Sales Tax Rev St Supported 5% 3/15/2048 (Pre-refunded to 9/15/2028 at 100)	5,000	5,344
New York St Dorm Auth St Pers Income Tax Rev Series 2017 A, 5% 2/15/2037 (Pre-refunded to 2/15/2027 at 100)	5,000	5,129
TOTAL ESCROWED/PRE-REFUNDED		10,473
General Obligations - 16.3%
Alden NY Cent Sch Dist Series 2021, 2% 6/15/2036	465,000	384,561
Brighton Central School District 2.125% 6/15/2032	1,000,000	925,651
Bronxville Union Free School District Series 2019, 2% 9/15/2032	1,000,000	913,474
Build NYC Resource Corp (City of New York NY Proj.) 5% 12/1/2041	1,150,000	1,253,054
Build NYC Resource Corp (City of New York NY Proj.) 5.375% 12/1/2046	750,000	802,658
City of New York NY Gen. Oblig. 3% 3/1/2051 (Build America Mutual Assurance Co Insured)	5,825,000	4,289,596
City of New York NY Gen. Oblig. 4% 8/1/2034	3,250,000	3,390,585
City of New York NY Gen. Oblig. 5% 3/1/2043	1,500,000	1,577,209
City of New York NY Gen. Oblig. 5% 4/1/2030	4,490,000	4,969,337
City of New York NY Gen. Oblig. 5% 8/1/2030	11,250,000	12,535,570
City of New York NY Gen. Oblig. 5% 8/1/2047	18,895,000	19,418,553
City of New York NY Gen. Oblig. 5.5% 4/1/2046	1,790,000	1,928,957
City of New York NY Gen. Oblig. Series 2018 F 1, 3.375% 4/1/2038	1,055,000	1,042,467
City of New York NY Gen. Oblig. Series 2018 F 1, 5% 4/1/2045	8,485,000	8,633,700
City of New York NY Gen. Oblig. Series 2019 D1, 5% 12/1/2041	4,305,000	4,480,655
City of New York NY Gen. Oblig. Series 2023 SUB F 1, 5% 8/1/2037	1,000,000	1,115,908
City of New York NY Gen. Oblig. Series 2026 SUB A 1, 5.5% 8/1/2050	10,500,000	11,296,427
City of New York NY Gen. Oblig. Series FISCAL 2020 D 1, 4% 3/1/2044	1,475,000	1,412,545
City of New York NY Gen. Oblig. Series FISCAL 2021F SUB F 1, 3% 3/1/2035	3,350,000	3,299,679
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5.25% 5/1/2038	5,000,000	5,563,166
Corning NY City Sch Dist Tan Series 2021, 2% 6/15/2033	625,000	572,236
County of Onondaga NY Gen. Oblig. Series 2018, 3.375% 4/15/2036	1,020,000	1,020,091
County of Onondaga NY Gen. Oblig. Series 2020, 2% 10/15/2034	1,295,000	1,118,896
Enlarged City School District of the City of Troy 2% 6/1/2036 (Build America Mutual Assurance Co Insured)	1,240,000	1,021,791
Enlarged City School District of the City of Troy Series 2021, 2% 6/1/2034 (Build America Mutual Assurance Co Insured)	1,190,000	1,040,263
Enlarged City School District of the City of Troy Series 2021, 2% 6/1/2035 (Build America Mutual Assurance Co Insured)	1,215,000	1,031,426
Fallsburg NY Cent Sch Dist 2% 6/15/2034 (Build America Mutual Assurance Co Insured)	765,000	666,762
Farmingdale NY Ufsd 2% 9/15/2036	330,000	274,578
Islip NY Gen. Oblig. 2% 5/1/2033	345,000	310,439
Islip NY Gen. Oblig. 2% 5/1/2037	1,575,000	1,288,754
Kingston NY City Sch Dist Series 2021, 2% 6/15/2035	425,000	364,855
Mahopac NY Cent Scd 1.7% 6/1/2035	635,000	515,862
Massapequa NY Un Free Sch Dist 2% 10/1/2032	1,745,000	1,592,638
Massapequa NY Un Free Sch Dist 2% 10/1/2033	1,775,000	1,593,923
Mineola NY Gen. Oblig. Series 2021, 2% 1/15/2044	825,000	521,747
Mineola NY Gen. Oblig. Series 2021, 2% 1/15/2045	840,000	513,164
Mineola NY Gen. Oblig. Series 2021, 2% 1/15/2046	860,000	511,116
New Rochelle NY City Sch Dist 2% 6/15/2033	2,625,000	2,356,522
New Rochelle NY Gen. Oblig. 2% 2/15/2034	590,000	523,293
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity And Life Company Guaranteed) (f)	12,000,000	12,788,645
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2052	5,610,000	5,702,591
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5.25% 7/15/2036	8,095,000	8,583,067
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2019 S 1, 5% 7/15/2043	1,715,000	1,763,505
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2022 SUB S 1A, 3% 7/15/2039	1,690,000	1,548,060
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5.25% 11/1/2037	6,120,000	6,902,072
Niagara-Wheatfield NY Csd Series 2020, 2% 3/15/2034	620,000	542,370
North Hempstead NY Gen. Oblig. 2.9% 9/15/2033	850,000	835,525
NY St Dorm Auth Revs Non St Supported Debt (Ou Boces Proj.) Series 2025, 4.5% 8/15/2044	575,000	585,393
NY St Dorm Auth Revs Non St Supported Debt (Ou Boces Proj.) Series 2025, 5% 8/15/2041	3,075,000	3,404,202
NY St Dorm Auth Revs Non St Supported Debt (Ou Boces Proj.) Series 2025, 5% 8/15/2042	1,600,000	1,751,742
NY St Dorm Auth Revs Non St Supported Debt (Ou Boces Proj.) Series 2025, 5% 8/15/2043	1,550,000	1,681,114
Orange County NY Gen. Oblig. Series 2016 A, 2.25% 3/15/2033	250,000	232,168
Orange County NY Gen. Oblig. Series 2021 A, 2% 6/15/2029	250,000	240,991
Oyster Bay NY Gen. Oblig. Series 2021 A, 2% 3/1/2033 (Assured Guaranty Inc Insured)	225,000	204,226
Pearl River Union Free School District 2% 6/1/2036	650,000	544,727
Pelham NY Un Free Sch Dist 2% 11/1/2031	2,180,000	2,018,877
Pelham NY Un Free Sch Dist 2% 11/1/2032	1,445,000	1,313,037
Pelham NY Un Free Sch Dist 2% 11/1/2033	530,000	472,351
Pelham NY Un Free Sch Dist 2% 11/1/2034	2,015,000	1,759,753
Pelham NY Un Free Sch Dist 2% 11/1/2035	2,225,000	1,896,112
Port Chester-Rye NY 2% 6/1/2036	1,925,000	1,619,998
Port Chester-Rye NY Series 2020, 2% 6/1/2035	500,000	431,664
Rye Neck NY Un Free Sch Dist Series 2020, 2.25% 6/15/2042	450,000	322,154
Rye Neck NY Un Free Sch Dist Series 2020, 2.5% 6/15/2045	380,000	258,259
Rye Neck NY Un Free Sch Dist Series 2020, 2.5% 6/15/2046	225,000	149,162
Rye Neck NY Un Free Sch Dist Series 2020, 2.5% 6/15/2047	505,000	328,701
Rye Neck NY Un Free Sch Dist Series 2020, 2.5% 6/15/2048	415,000	266,103
Saratoga Cnty NY Gen. Oblig. Series 2016, 3.125% 7/15/2036	1,510,000	1,443,017
Schuylerville N Y Cent Sch Dist Series 2021, 2% 6/15/2036	965,000	810,719
Schuylerville N Y Cent Sch Dist Series 2021, 2% 6/15/2037	720,000	591,696
Stillwater NY Cent Sch Dist 2% 6/15/2033 (Build America Mutual Assurance Co Insured)	500,000	439,355
Suffolk Cnty NY Gen. Oblig. Series 2021 A, 2% 6/15/2033 (Build America Mutual Assurance Co Insured)	7,555,000	6,700,581
Suffolk Cnty NY Gen. Oblig. Series 2021 A, 2% 6/15/2034 (Build America Mutual Assurance Co Insured)	7,105,000	6,179,867
Suffolk Cnty NY Gen. Oblig. Series 2022 C, 4% 9/1/2036	2,000,000	2,100,619
Uniondale Uni Free Sch Dist NY 1.75% 5/1/2033	3,385,000	2,950,955
Uniondale Uni Free Sch Dist NY 1.75% 5/1/2034	3,810,000	3,214,437
Village of Dobbs Ferry NY Gen. Oblig. 2.65% 10/15/2033	325,000	309,675
Washingtonville NY Cent Sch Dist 0.05% 6/15/2039	400,000	228,270
Washingtonville NY Cent Sch Dist Series 2019, 0.05% 6/15/2035	650,000	457,434
Washingtonville NY Cent Sch Dist Series 2019, 0.05% 6/15/2036	800,000	535,916
Washingtonville NY Cent Sch Dist Series 2019, 0.05% 6/15/2037	950,000	603,537
Washingtonville NY Cent Sch Dist Series 2019, 0.05% 6/15/2038	950,000	572,252
Wellsville NY Cent Sch Dist Series 2021, 2% 6/15/2036	115,000	96,146
West Islip NY Un Free Sch Dist Series 2020, 2% 6/15/2032	2,880,000	2,636,780
Westchester Cnty NY Gen. Oblig. Series 2021 A, 2% 10/15/2032	3,990,000	3,692,437
Westchester Cnty NY Gen. Oblig. Series 2021 A, 2% 10/15/2033	570,000	517,408
Yonkers NY 2% 2/15/2041 (Assured Guaranty Inc Insured)	1,000,000	693,202
Yonkers NY Gen. Oblig. Series 2019A, 4% 5/1/2034 (Build America Mutual Assurance Co Insured)	1,500,000	1,565,892
Yonkers NY Gen. Oblig. Series 2019A, 5% 5/1/2033 (Build America Mutual Assurance Co Insured)	1,000,000	1,090,501
Yonkers NY Gen. Oblig. Series 2026 D, 5% 8/1/2029 (Assured Guaranty Inc Insured) (e)	800,000	873,087
Yonkers NY Gen. Oblig. Series 2026 D, 5% 8/1/2030 (Assured Guaranty Inc Insured) (e)	1,350,000	1,505,227
Yonkers NY Gen. Oblig. Series 2026 D, 5% 8/1/2031 (Assured Guaranty Inc Insured) (e)	1,350,000	1,534,036
Yonkers NY Gen. Oblig. Series 2026 D, 5% 8/1/2032 (Assured Guaranty Inc Insured) (e)	1,000,000	1,147,333
Yonkers NY Gen. Oblig. Series 2026 D, 5% 8/1/2033 (Assured Guaranty Inc Insured) (e)	1,000,000	1,163,557
Yonkers NY Gen. Oblig. Series 2026 D, 5% 8/1/2034 (Assured Guaranty Inc Insured) (e)	1,000,000	1,175,711
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2029 (Assured Guaranty Inc Insured) (e)	500,000	539,034
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2030 (Assured Guaranty Inc Insured) (e)	500,000	551,737
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2031 (Assured Guaranty Inc Insured) (e)	675,000	760,144
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2032 (Assured Guaranty Inc Insured) (e)	800,000	912,065
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2033 (Assured Guaranty Inc Insured) (e)	400,000	462,394
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2034 (Assured Guaranty Inc Insured) (e)	750,000	876,234
Yonkers NY Series 2021 B, 4% 2/15/2037	1,200,000	1,253,074
Yonkers NY Series 2026B, 5% 2/1/2029 (Assured Guaranty Inc Insured) (e)	275,000	296,469
Yonkers NY Series 2026B, 5% 2/1/2030 (Assured Guaranty Inc Insured) (e)	300,000	331,042
Yonkers NY Series 2026B, 5% 2/1/2031 (Assured Guaranty Inc Insured) (e)	250,000	281,534
Yonkers NY Series 2026B, 5% 2/1/2032 (Assured Guaranty Inc Insured) (e)	750,000	855,061
Yonkers NY Series 2026B, 5% 2/1/2033 (Assured Guaranty Inc Insured) (e)	275,000	317,896
Yonkers NY Series 2026B, 5% 2/1/2034 (Assured Guaranty Inc Insured) (e)	550,000	642,572
TOTAL GENERAL OBLIGATIONS		217,127,580
Health Care - 9.0%
Brookhaven NY Loc Dev Corp Rev (Active Retirement Cmty, Inc Proj.) 4% 11/1/2045	1,000,000	902,371
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2026	450,000	450,065
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2027	600,000	600,072
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2028	360,000	360,034
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2029	300,000	300,031
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2030	575,000	575,048
Monroe Cnty NY Indl Dev Corp (Highland Hospital Proj.) Series 2020, 3% 7/1/2050	4,265,000	3,118,112
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2031	1,595,000	1,614,628
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2034	760,000	766,805
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2035	700,000	705,540
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2036	700,000	704,813
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital,Ny Proj.) Series 2020 A, 4% 12/1/2046	2,500,000	2,155,266
Nassau Cnty NY Local Economic Assist Corp Rev (Catholic Hlth Svs of Li Grp Proj.) Series 2014B, 5% 7/1/2027	1,000,000	1,005,293
New York NY City Health & Hosp Series 2025A, 5% 2/15/2039	4,920,000	5,616,928
New York NY City Health & Hosp Series 2025A, 5% 2/15/2040	8,850,000	10,032,279
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) 5% 12/1/2028 (g)	4,000,000	4,033,183
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) Series 2017, 5% 12/1/2032 (g)	4,000,000	4,023,454
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 4% 7/1/2040	1,000,000	854,132
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 4% 7/1/2045	3,750,000	3,069,080
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2026	545,000	545,557
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2027	390,000	391,267
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2028	465,000	467,222
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2029	750,000	755,170
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2030	1,475,000	1,484,190
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2032	1,540,000	1,543,327
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2034	1,300,000	1,291,776
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2035	600,000	591,449
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2036	500,000	489,752
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2041	1,345,000	1,283,147
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 2% 7/1/2033	7,600,000	6,901,702
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Obligated Group Proj.) Series 2020A, 4% 9/1/2050	7,120,000	6,039,426
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Obligated Group Proj.) Series 2024, 5.5% 11/1/2044	1,200,000	1,279,445
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Obligated Group Proj.) Series 2024, 5.5% 11/1/2047	1,025,000	1,063,915
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) 5% 7/1/2035	1,000,000	1,175,448
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) 5% 7/1/2036	575,000	676,538
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) Series 2020A, 3% 7/1/2048	5,000,000	3,728,784
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) Series 2020A, 4% 7/1/2053	5,805,000	5,078,624
New York St Dorm Auth Revs Non St Supported Debt (White Plains Hosp Proj.) Series 2024, 5.25% 10/1/2049	7,000,000	7,055,020
New York State Dormitory Authority (Garnet Hlth Med Ctr Proj.) 5% 12/1/2027 (g)	1,200,000	1,200,544
Niagara NY Area Dev Corp Rev (Catholic Health System Proj.) 5% 7/1/2052	3,000,000	2,704,129
NY St Dorm Auth Revs Non St Supported Debt (Mount Sinai Hospital/The Proj.) 5.25% 7/1/2050	5,000,000	4,993,381
NY St Dorm Auth Revs Non St Supported Debt (Roswell Park Cancer Institute Proj.) Series 2025A, 5.25% 7/1/2042 (Assured Guaranty Inc Insured)	1,300,000	1,452,231
NY St Dorm Auth Revs Non St Supported Debt (Roswell Park Cancer Institute Proj.) Series 2025A, 5.25% 7/1/2043 (Assured Guaranty Inc Insured)	525,000	578,319
NY St Dorm Auth Revs Non St Supported Debt (Roswell Park Cancer Institute Proj.) Series 2025A, 5.25% 7/1/2045 (Assured Guaranty Inc Insured)	1,200,000	1,290,000
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2037 (Assured Guaranty Inc Insured)	1,000,000	1,012,211
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2038 (Assured Guaranty Inc Insured)	1,000,000	1,009,986
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2049 (Assured Guaranty Inc Insured)	11,430,000	10,267,382
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2030 (Assured Guaranty Inc Insured)	755,000	811,576
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2031 (Assured Guaranty Inc Insured)	545,000	584,592
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) Series 2019A, 3% 12/1/2044 (Assured Guaranty Inc Insured)	1,260,000	955,903
Onondaga NY Civic Dev Corp (Crouse-Irving Hospital, NY Proj.) Series 2024 A, 5.125% 8/1/2044	1,000,000	945,549
Onondaga NY Civic Dev Corp (Crouse-Irving Hospital, NY Proj.) Series 2024 A, 5.375% 8/1/2054	1,250,000	1,144,582
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (g)	3,500,000	2,675,885
Westchester County Local Development Corp (New York Blood Ctr Proj.) Series 2024, 5% 7/1/2035	3,500,000	3,881,448
Westchester County Local Development Corp (New York Blood Ctr Proj.) Series 2024, 5% 7/1/2038	2,000,000	2,171,275
TOTAL HEALTH CARE		120,407,886
Housing - 6.9%
New York City Housing Development Corp Series 2017 G 1, 3.7% 11/1/2047	1,200,000	1,032,677
New York City Housing Development Corp Series 2022 A, 2.5% 11/1/2042 (f)	1,500,000	1,317,348
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2017K, 3% 11/1/2032	1,610,000	1,605,378
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2017K, 3.3% 11/1/2037	1,800,000	1,713,778
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2019 I, 3.25% 11/1/2052	5,000,000	3,802,983
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2021 D 1, 2.4% 11/1/2041	2,740,000	2,109,825
New York St Hsg Fin Agy (New York St Hsg Fin Agy Rev Proj.) Series 2016 C, 3.05% 11/1/2036	1,700,000	1,582,528
New York St Hsg Fin Agy Series 2019 I, 3.15% 11/1/2044	1,500,000	1,272,451
New York St Hsg Fin Agy Series 2021 J 1, 2.45% 11/1/2041	1,020,000	792,667
New York St Hsg Fin Agy Series 2025 C 2, 3.3% tender 5/1/2065 (f)	3,000,000	3,021,842
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 G 1 B, 3.05% 5/1/2050	4,270,000	3,103,706
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3% 11/1/2044	8,030,000	6,497,935
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	10,520,000	7,912,212
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 A 1 C, 2.8% 11/1/2045	1,165,000	885,111
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 I 1, 2.55% 11/1/2045	6,255,000	4,502,739
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 C 1, 2.25% 11/1/2041	2,885,000	2,245,547
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 C 1, 2.4% 11/1/2046	2,660,000	1,794,135
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.1% 11/1/2036	2,000,000	1,699,209
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.25% 11/1/2041	10,000,000	7,722,690
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,000,000	674,487
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.45% 11/1/2041	6,200,000	4,818,176
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.65% 11/1/2046	7,135,000	5,098,974
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.7% 11/1/2051	8,285,000	5,494,394
NY City Hsg Dev Corp Multifamily Hsg Rev Series 2021 G 1, 1.5% 11/1/2041	920,000	704,813
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) 3.5% 10/1/2050 (b)	4,915,000	4,905,148
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (b)	2,400,000	2,396,703
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 223, 3.5% 4/1/2049	530,000	530,289
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 227, 2.5% 10/1/2047	12,730,000	9,010,950
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 232, 5% 10/1/2028 (b)	1,680,000	1,759,809
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 233, 2.2% 4/1/2036	970,000	832,642
TOTAL HOUSING		90,841,146
Industrial Development - 2.5%
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.25% 10/1/2035	11,440,000	13,510,018
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2051	3,000,000	2,999,907
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	9,000,000	8,977,478
New York Liberty Dev Corp (One Bryant Part LLC Proj.) Series 2019 CL 1, 2.45% 9/15/2069	8,000,000	7,582,042
TOTAL INDUSTRIAL DEVELOPMENT		33,069,445
Lease Revenue - 0.1%
Clinton County Capital Resource Corp (Cves Boces Proj.) Series 2025, 4.5% 7/1/2040 (g)	1,100,000	1,137,547
Clinton County Capital Resource Corp (Cves Boces Proj.) Series 2025, 4.75% 7/1/2043 (g)	1,100,000	1,129,892
TOTAL LEASE REVENUE		2,267,439
Other - 0.6%
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2054	7,500,000	7,831,465
Special Tax - 22.8%
Battery Pk City Auth NY Rev Series 2025, 5.25% 11/1/2055	10,000,000	10,696,474
Erie Cnty NY Fiscal Stability Auth 5% 9/1/2033	525,000	544,535
Erie Cnty NY Fiscal Stability Auth 5% 9/1/2034	850,000	880,852
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 3.5% 2/15/2038	515,000	515,130
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2032	8,450,000	9,750,256
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2038	5,000,000	5,703,518
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2041	2,000,000	2,218,097
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.5% 11/1/2051	10,500,000	11,237,877
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.5% 5/1/2052	5,000,000	5,329,445
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.5% 2/1/2050 (e)	17,500,000	18,856,210
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 3% 1/1/2037 (Assured Guaranty Inc Insured)	3,070,000	2,910,148
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 3% 1/1/2046 (Assured Guaranty Inc Insured)	9,945,000	7,545,984
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2020 A, 3% 3/1/2049	5,700,000	4,090,899
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2020 A, 3% 3/1/2049 (Assured Guaranty Inc Insured)	1,500,000	1,106,958
New York NY City Transitional Fin Auth Rev 4% 11/1/2038	1,500,000	1,532,007
New York NY City Transitional Fin Auth Rev 4% 8/1/2038	1,340,000	1,371,217
New York NY City Transitional Fin Auth Rev Series 2016 F 3, 3% 2/1/2038	295,000	265,522
New York NY City Transitional Fin Auth Rev Series 2016, 3.25% 8/1/2035	290,000	283,774
New York NY City Transitional Fin Auth Rev Series 2018 B 1, 5% 8/1/2034	3,000,000	3,100,113
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2037	4,690,000	4,896,489
New York NY City Transitional Fin Auth Rev Series FISCAL 2017 E, 3.5% 2/1/2038	655,000	646,114
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 3% 5/1/2046	4,200,000	3,223,613
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2047	1,000,000	920,540
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2040	5,115,000	5,612,383
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2041	8,000,000	8,707,307
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 A, 5% 3/15/2042	9,940,000	10,296,613
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 A, 5% 3/15/2043	9,940,000	10,265,906
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2035	18,870,000	19,786,681
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2043	6,185,000	6,387,789
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2037	11,970,000	14,018,814
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	10,285,000	7,574,562
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2020A, 3% 3/15/2038	1,590,000	1,483,112
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2020A, 3% 3/15/2039	5,000,000	4,576,313
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 5% 3/15/2049	6,500,000	6,638,934
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2037	3,700,000	3,831,022
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	735,000	750,865
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 4% 3/15/2039	1,000,000	1,021,587
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	5,000,000	5,437,091
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2037	2,625,000	2,974,592
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2038	1,645,000	1,853,002
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2039	2,100,000	2,351,205
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2042	10,250,000	11,282,483
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2049	3,165,000	2,895,699
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 5% 3/15/2042	2,175,000	2,314,569
New York State Urban Development Corp (New York State Pit Proj.) Series 2022A, 5% 3/15/2040	8,000,000	8,809,615
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A 1, 3% 3/15/2050	8,945,000	6,622,588
NY Convention Ctr Dev Corp Rev 0% 11/15/2038 (c)	1,275,000	771,288
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2030	2,000,000	2,003,190
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2033	9,115,000	9,127,724
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2034	3,000,000	3,004,071
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2040	9,990,000	9,990,610
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2030 (c)	3,400,000	2,946,674
NY Payroll Mobility Tax Series 2022D 1A, 5% 11/15/2038	10,000,000	11,129,061
NY Payroll Mobility Tax Series 2023 C, 5.25% 11/15/2039	6,000,000	6,883,180
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2036	800,000	918,554
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2038	1,125,000	1,268,925
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2039	1,545,000	1,728,499
Triborough Brdg & Tunl NY Rett Series 2025 A, 5.5% 12/1/2059	10,000,000	10,624,736
TOTAL SPECIAL TAX		303,515,016
Tobacco Bonds - 0.7%
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement 4% 6/1/2050	3,000,000	2,506,064
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement Series 2021B1, 4% 6/1/2050	4,425,000	3,997,000
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2030	2,525,000	2,583,002
TOTAL TOBACCO BONDS		9,086,066
Transportation - 15.6%
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2041 (b)	340,000	375,923
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2042 (b)	1,135,000	1,242,211
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2043 (b)	1,230,000	1,330,967
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2044 (b)	1,200,000	1,283,557
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2045 (b)	1,500,000	1,587,736
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2031	665,000	675,990
Metropolitan Transn Auth NY Rv Series 2016 D, 5.25% 11/15/2031	500,000	509,227
Metropolitan Transn Auth NY Rv Series 2016B, 5% 11/15/2034	1,490,000	1,512,196
Metropolitan Transn Auth NY Rv Series 2016B, 5% 11/15/2035	8,375,000	8,491,550
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2032 (c)	18,000,000	14,697,671
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	5,000,000	5,268,658
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2032	925,000	971,819
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	620,000	649,488
Metropolitan Transn Auth NY Rv Series 2020 C 1, 5% 11/15/2050	1,310,000	1,326,153
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2031	1,175,000	1,194,419
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2032	730,000	741,683
New York Liberty Dev Corp (4 World Trade Center LLC Proj.) Series 2021A, 2.1% 11/15/2032	950,000	862,016
New York Liberty Dev Corp (4 World Trade Center LLC Proj.) Series 2021A, 2.875% 11/15/2046	6,300,000	4,699,183
New York Liberty Dev Corp (4 World Trade Center LLC Proj.) Series 2021A, 3% 11/15/2051	5,500,000	3,954,525
New York Liberty Dev Corp (Port Auth NY & NJ Proj.) Series 2021, 2.25% 2/15/2041	3,000,000	2,350,293
New York St Brdg Auth Rev Series 2021 A, 4% 1/1/2051	1,085,000	990,902
New York St Twy Auth Gen Rev 5% 1/1/2041	9,320,000	9,332,104
New York St Twy Auth Gen Rev Series 2019 B, 3% 1/1/2053	5,405,000	3,845,964
New York St Twy Auth Gen Rev Series 2019 B, 3% 1/1/2053 (Assured Guaranty Inc Insured)	2,000,000	1,431,319
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2045	5,000,000	4,633,482
New York St Twy Auth Gen Rev Series 2026A, 5% 1/1/2048	4,800,000	5,044,009
New York St Twy Auth Gen Rev Series 2026A, 5% 1/1/2051	6,800,000	7,049,018
New York St Twy Auth Gen Rev Series N, 3% 1/1/2050	5,000,000	3,618,784
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2033 (b)	5,000,000	5,162,408
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2023, 6% 4/1/2035 (b)	5,000,000	5,532,419
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2038 (b)	1,200,000	1,199,262
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2041 (b)	2,490,000	2,409,407
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2031 (b)	1,900,000	2,062,756
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2033 (b)	2,800,000	3,018,637
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2035 (b)	1,540,000	1,641,511
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2029	1,300,000	1,413,511
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2030	500,000	552,785
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (b)	250,000	277,970
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (b)	8,465,000	9,228,110
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (b)	7,500,000	8,115,812
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5% 6/30/2049 (Assured Guaranty Inc Insured) (b)	5,000,000	5,003,575
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.5% 6/30/2054 (b)	8,000,000	8,118,610
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 0% 12/31/2054 (Assured Guaranty Inc Insured) (b)(d)	9,000,000	5,975,546
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (b)	6,580,000	6,679,158
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2030 (b)	750,000	787,096
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2032 (b)	1,360,000	1,422,469
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2033 (b)	1,000,000	1,043,223
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2034 (b)	1,765,000	1,837,297
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2036 (b)	1,150,000	1,189,081
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) Series 2019A, 5% 4/1/2029 (b)	615,000	646,798
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) Series 2019A, 5% 4/1/2038 (b)	750,000	770,326
Syracuse Regional Airport Authority 4% 7/1/2035 (b)	500,000	507,345
Syracuse Regional Airport Authority 4% 7/1/2036 (b)	500,000	501,712
Syracuse Regional Airport Authority 5% 7/1/2028 (b)	1,640,000	1,702,171
Syracuse Regional Airport Authority 5% 7/1/2029 (b)	1,500,000	1,578,830
Syracuse Regional Airport Authority 5% 7/1/2030 (b)	1,500,000	1,598,911
Syracuse Regional Airport Authority 5% 7/1/2031 (b)	2,060,000	2,214,278
Syracuse Regional Airport Authority 5% 7/1/2032 (b)	1,145,000	1,225,710
Syracuse Regional Airport Authority 5% 7/1/2033 (b)	755,000	803,111
Syracuse Regional Airport Authority 5% 7/1/2034 (b)	815,000	862,057
Triborough Brdg & Tunl NY Revs 4% 11/15/2037	3,000,000	3,073,727
Triborough Brdg & Tunl NY Revs Series 2019 C, 3% 11/15/2046	5,000,000	3,804,517
Triborough Brdg & Tunl NY Revs Series 2022A, 4% 11/15/2052	3,000,000	2,701,233
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2040	2,000,000	2,198,116
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2041	2,000,000	2,176,762
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 1, 5.25% 11/15/2051	10,000,000	10,570,523
Triborough Brdg & Tunl NY Revs Series 2025 A 1, 5.5% 11/15/2053	7,500,000	8,110,127
TOTAL TRANSPORTATION		207,387,744
Water & Sewer - 1.5%
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2018 B, 5% 6/15/2043	1,000,000	1,029,129
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021SUB BB 1, 3% 6/15/2050	4,395,000	3,269,089
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2026 BB, 5.5% 6/15/2056 (e)	7,000,000	7,565,390
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5.25% 6/15/2053	6,265,000	6,592,173
Onondaga Cnty NY Wtr Auth Wtr Rev Series 2022A, 2.5% 9/15/2051	1,855,000	1,161,692
Western Nassau Cnty NY Wtr Auth Wtr Sys Rev Series 2015A, 5% 4/1/2030	350,000	350,753
TOTAL WATER & SEWER		19,968,226
TOTAL NEW YORK		1,127,125,829
Puerto Rico - 0.8%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (c)	3,719,591	2,722,342
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,350,000	1,434,312
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	3,120,000	3,444,368
TOTAL GENERAL OBLIGATIONS		7,601,022
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (g)	2,375,000	2,461,431
TOTAL PUERTO RICO		10,062,453
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2030	1,000,000	1,084,772
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2031	695,000	765,172
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2032	500,000	557,379
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2036	2,290,000	2,605,750
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2039	385,000	432,397
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2040	745,000	828,148
TOTAL VIRGIN ISLANDS		6,273,618
TOTAL MUNICIPAL SECURITIES (Cost $1,289,491,731)		1,281,823,275

Money Market Funds - 6.0%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $79,983,193)	2.36	79,967,200	79,983,193

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $1,369,474,924)	1,361,806,468
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(29,197,453)
NET ASSETS - 100.0%	1,332,609,015

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Zero coupon bond which is issued at a discount.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,661,936 or 1.3% of net assets.

(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	20,865,148	311,761,055	252,643,010	826,698	-	-	79,983,193	79,967,200	1.8%
Total	20,865,148	311,761,055	252,643,010	826,698	-	-	79,983,193

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	93,053,208	-	93,053,208	-
Electric Utilities	22,560,135	-	22,560,135	-
Escrowed/Pre-Refunded	10,473	-	10,473	-
General Obligations	224,728,602	-	224,728,602	-
Health Care	120,407,886	-	120,407,886	-
Housing	90,841,146	-	90,841,146	-
Industrial Development	33,069,445	-	33,069,445	-
Lease Revenue	2,267,439	-	2,267,439	-
Other	7,831,465	-	7,831,465	-
Special Tax	303,515,016	-	303,515,016	-
Tobacco Bonds	9,086,066	-	9,086,066	-
Transportation	349,796,456	-	349,796,456	-
Water & Sewer	24,655,938	-	24,655,938	-

Money Market Funds	79,983,193	79,983,193	-	-
Total Investments in Securities:	1,361,806,468	79,983,193	1,281,823,275	-
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,289,491,731)	$1,281,823,275
Fidelity Central Funds (cost $79,983,193)	79,983,193

Total Investment in Securities (cost $1,369,474,924)		$1,361,806,468
Cash		100,001
Receivable for fund shares sold		1,274,522
Interest receivable		12,657,906
Distributions receivable from Fidelity Central Funds		45,187
Prepaid expenses		734
Other receivables		76
Total assets		1,375,884,894
Liabilities
Payable for investments purchased on a delayed delivery basis	$40,675,217
Payable for fund shares redeemed	544,968
Distributions payable	1,515,708
Accrued management fee	476,072
Distribution and service plan fees payable	8,860
Other payables and accrued expenses	55,054
Total liabilities		43,275,879
Net Assets		$1,332,609,015
Net Assets consist of:
Paid in capital		$1,377,506,084
Total accumulated earnings (loss)		(44,897,069)
Net Assets		$1,332,609,015

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($28,686,348 ÷ 2,295,580 shares)(a)		$12.50
Maximum offering price per share (100/96.00 of $12.50)		$13.02
Class M :
Net Asset Value and redemption price per share ($3,150,351 ÷ 251,888 shares)(a)		$12.51
Maximum offering price per share (100/96.00 of $12.51)		$13.03
Class C :
Net Asset Value and offering price per share ($2,705,516 ÷ 216,509 shares)(a)		$12.50
New York Municipal Income :
Net Asset Value, offering price and redemption price per share ($1,209,184,908 ÷ 96,727,660 shares)		$12.50
Class I :
Net Asset Value, offering price and redemption price per share ($45,350,059 ÷ 3,631,944 shares)		$12.49
Class Z :
Net Asset Value, offering price and redemption price per share ($43,531,833 ÷ 3,486,553 shares)		$12.49
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended January 31, 2026
Investment Income
Interest		$44,054,777
Income from Fidelity Central Funds		826,449
Total income		44,881,226
Expenses
Management fee	$5,386,495
Distribution and service plan fees	109,893
Custodian fees and expenses	11,841
Independent trustees' fees and expenses	2,910
Registration fees	110,684
Audit fees	60,968
Legal	6,902
Miscellaneous	4,482
Total expenses before reductions	5,694,175
Expense reductions	(184)
Total expenses after reductions		5,693,991
Net Investment income (loss)		39,187,235
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,937,559)
Capital gain distributions from Fidelity Central Funds	249
Total net realized gain (loss)		(3,937,310)
Change in net unrealized appreciation (depreciation) on investment securities		22,882,369
Net gain (loss)		18,945,059
Net increase (decrease) in net assets resulting from operations		$58,132,294
Statement of Changes in Net Assets

	Year ended January 31, 2026	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,187,235	$36,441,048
Net realized gain (loss)	(3,937,310)	(1,399,205)
Change in net unrealized appreciation (depreciation)	22,882,369	(11,419,433)
Net increase (decrease) in net assets resulting from operations	58,132,294	23,622,410
Distributions to shareholders	(36,318,202)	(34,029,822)

Share transactions - net increase (decrease)	95,826,736	(9,375,586)
Total increase (decrease) in net assets	117,640,828	(19,782,998)

Net Assets
Beginning of period	1,214,968,187	1,234,751,185
End of period	$1,332,609,015	$1,214,968,187

Financial Highlights
Fidelity Advisor® New York Municipal Income Fund Class A

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.30	$12.40	$12.28	$13.19	$13.75
Income from Investment Operations
Net investment income (loss) A,B	.348	.331	.303	.261	.248
Net realized and unrealized gain (loss)	.172	(.125)	.108	(.894)	(.462)
Total from investment operations	.520	.206	.411	(.633)	(.214)
Distributions from net investment income	(.319)	(.305)	(.291)	(.260)	(.248)
Distributions from net realized gain	(.001)	(.001)	-	(.017)	(.098)
Total distributions	(.320)	(.306)	(.291)	(.277)	(.346)
Net asset value, end of period	$12.50	$12.30	$12.40	$12.28	$13.19
Total Return C,D	4.32%	1.69%	3.45%	(4.75)%	(1.61)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.76%	.76%	.78%	.78%	.77%
Expenses net of fee waivers, if any	.76%	.76%	.77%	.78%	.77%
Expenses net of all reductions, if any	.76%	.76%	.77%	.78%	.77%
Net investment income (loss)	2.85%	2.68%	2.51%	2.14%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$28,686	$29,578	$31,611	$34,470	$41,356
Portfolio turnover rate G	16%	13%	15%	17%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New York Municipal Income Fund Class M

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.31	$12.41	$12.29	$13.21	$13.76
Income from Investment Operations
Net investment income (loss) A,B	.353	.336	.309	.268	.254
Net realized and unrealized gain (loss)	.172	(.124)	.108	(.904)	(.452)
Total from investment operations	.525	.212	.417	(.636)	(.198)
Distributions from net investment income	(.324)	(.311)	(.297)	(.267)	(.254)
Distributions from net realized gain	(.001)	(.001)	-	(.017)	(.098)
Total distributions	(.325)	(.312)	(.297)	(.284)	(.352)
Net asset value, end of period	$12.51	$12.31	$12.41	$12.29	$13.21
Total Return C,D	4.36%	1.73%	3.50%	(4.77)%	(1.50)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.72%	.72%	.73%	.72%	.74%
Expenses net of fee waivers, if any	.72%	.71%	.73%	.72%	.73%
Expenses net of all reductions, if any	.72%	.71%	.73%	.72%	.73%
Net investment income (loss)	2.89%	2.72%	2.56%	2.20%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$3,150	$4,069	$4,222	$4,305	$6,308
Portfolio turnover rate G	16%	13%	15%	17%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New York Municipal Income Fund Class C

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.30	$12.40	$12.28	$13.19	$13.75
Income from Investment Operations
Net investment income (loss) A,B	.262	.245	.219	.175	.148
Net realized and unrealized gain (loss)	.172	(.125)	.108	(.893)	(.461)
Total from investment operations	.434	.120	.327	(.718)	(.313)
Distributions from net investment income	(.233)	(.219)	(.207)	(.175)	(.149)
Distributions from net realized gain	(.001)	(.001)	-	(.017)	(.098)
Total distributions	(.234)	(.220)	(.207)	(.192)	(.247)
Net asset value, end of period	$12.50	$12.30	$12.40	$12.28	$13.19
Total Return C,D	3.59%	.98%	2.72%	(5.42)%	(2.33)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.46%	1.45%	1.48%	1.48%	1.50%
Expenses net of fee waivers, if any	1.46%	1.45%	1.48%	1.48%	1.50%
Expenses net of all reductions, if any	1.46%	1.45%	1.48%	1.48%	1.50%
Net investment income (loss)	2.15%	1.98%	1.81%	1.44%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$2,706	$3,285	$4,321	$6,319	$9,483
Portfolio turnover rate G	16%	13%	15%	17%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® New York Municipal Income Fund

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.31	$12.41	$12.29	$13.20	$13.75
Income from Investment Operations
Net investment income (loss) A,B	.386	.369	.341	.300	.292
Net realized and unrealized gain (loss)	.162	(.124)	.108	(.894)	(.452)
Total from investment operations	.548	.245	.449	(.594)	(.160)
Distributions from net investment income	(.357)	(.344)	(.329)	(.299)	(.292)
Distributions from net realized gain	(.001)	(.001)	-	(.017)	(.098)
Total distributions	(.358)	(.345)	(.329)	(.316)	(.390)
Net asset value, end of period	$12.50	$12.31	$12.41	$12.29	$13.20
Total Return C	4.56%	2.00%	3.77%	(4.45)%	(1.22)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.47%	.47%	.46%
Expenses net of fee waivers, if any	.45%	.45%	.46%	.46%	.46%
Expenses net of all reductions, if any	.45%	.45%	.46%	.46%	.45%
Net investment income (loss)	3.16%	2.99%	2.83%	2.45%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$1,209,185	$1,100,893	$1,126,404	$1,139,757	$1,575,526
Portfolio turnover rate F	16%	13%	15%	17%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New York Municipal Income Fund Class I

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.29	$12.39	$12.27	$13.18	$13.74
Income from Investment Operations
Net investment income (loss) A,B	.376	.359	.331	.290	.281
Net realized and unrealized gain (loss)	.172	(.124)	.108	(.894)	(.462)
Total from investment operations	.548	.235	.439	(.604)	(.181)
Distributions from net investment income	(.347)	(.334)	(.319)	(.289)	(.281)
Distributions from net realized gain	(.001)	(.001)	-	(.017)	(.098)
Total distributions	(.348)	(.335)	(.319)	(.306)	(.379)
Net asset value, end of period	$12.49	$12.29	$12.39	$12.27	$13.18
Total Return C	4.56%	1.92%	3.69%	(4.53)%	(1.38)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.53%	.53%	.55%	.54%	.54%
Expenses net of fee waivers, if any	.53%	.53%	.54%	.54%	.53%
Expenses net of all reductions, if any	.53%	.53%	.54%	.54%	.53%
Net investment income (loss)	3.08%	2.91%	2.75%	2.38%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$45,350	$42,008	$45,211	$39,893	$52,355
Portfolio turnover rate F	16%	13%	15%	17%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New York Municipal Income Fund Class Z

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.29	$12.39	$12.27	$13.18	$13.74
Income from Investment Operations
Net investment income (loss) A,B	.389	.371	.344	.303	.295
Net realized and unrealized gain (loss)	.172	(.123)	.109	(.894)	(.461)
Total from investment operations	.561	.248	.453	(.591)	(.166)
Distributions from net investment income	(.360)	(.347)	(.333)	(.302)	(.296)
Distributions from net realized gain	(.001)	(.001)	-	(.017)	(.098)
Total distributions	(.361)	(.348)	(.333)	(.319)	(.394)
Net asset value, end of period	$12.49	$12.29	$12.39	$12.27	$13.18
Total Return C	4.67%	2.03%	3.81%	(4.43)%	(1.27)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.42%	.42%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.42%	.42%	.43%	.43%	.42%
Expenses net of all reductions, if any	.42%	.42%	.43%	.43%	.42%
Net investment income (loss)	3.19%	3.01%	2.86%	2.49%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$43,532	$35,135	$22,982	$13,067	$19,898
Portfolio turnover rate F	16%	13%	15%	17%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, New York Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund may be affected by economic and political developments in the state of New York.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$32,791,320
Gross unrealized depreciation	(33,639,089)
Net unrealized appreciation (depreciation)	$(847,769)
Tax Cost	$1,362,654,237

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(44,049,301)
Net unrealized appreciation (depreciation) on securities and other investments	$(847,769)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(9,540,447)
Long-term	(34,508,854)
Total capital loss carryforward	$(44,049,301)

The tax character of distributions paid was as follows:

	January 31, 2026	January 31, 2025
Tax-exempt Income	$36,213,024	$33,931,183
Ordinary Income	$105,178	$98,639
Total	$36,318,202	$34,029,822

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New York Municipal Income Fund	274,316,327	187,385,957
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.49
Class M	.45
Class C	.44
New York Municipal Income	.43
Class I	.51
Class Z	.40

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.49
Class M	.45
Class C	.44
New York Municipal Income	.43
Class I	.51
Class Z	.40

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	70,626	1,824
Class M	- %	.25%	8,721	815
Class C	.75%	.25%	30,546	4,249
			109,893	6,888

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,795
Class M	167
1,962

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity New York Municipal Income Fund	-	13,894,924	(33,953)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity New York Municipal Income Fund	1,621
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $184.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended January 31, 2026	Year ended January 31, 2025
Fidelity New York Municipal Income Fund
Distributions to shareholders
Class A	$739,966	$756,570
Class M	92,515	102,764
Class C	58,572	68,758
New York Municipal Income	33,108,828	31,096,475
Class I	1,175,739	1,212,739
Class Z	1,142,582	792,516
Total	$36,318,202	$34,029,822
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2026	Year ended January 31, 2025	Year ended January 31, 2026	Year ended January 31, 2025
Fidelity New York Municipal Income Fund
Class A
Shares sold	190,801	332,877	$2,348,106	$4,109,069
Reinvestment of distributions	52,666	53,774	642,958	663,368
Shares redeemed	(352,537)	(530,681)	(4,288,739)	(6,559,801)
Net increase (decrease)	(109,070)	(144,030)	$(1,297,675)	$(1,787,364)
Class M
Shares sold	6,229	28,509	$76,285	$350,075
Reinvestment of distributions	6,366	6,581	77,744	81,246
Shares redeemed	(91,254)	(44,618)	(1,107,182)	(549,571)
Net increase (decrease)	(78,659)	(9,528)	$(953,153)	$(118,250)
Class C
Shares sold	20,070	70,908	$244,510	$883,795
Reinvestment of distributions	4,780	5,504	58,322	67,878
Shares redeemed	(75,374)	(157,726)	(928,292)	(1,949,872)
Net increase (decrease)	(50,524)	(81,314)	$(625,460)	$(998,199)
New York Municipal Income
Shares sold	26,834,462	15,088,018	$326,589,455	$186,504,262
Reinvestment of distributions	1,495,882	1,526,945	18,277,431	18,847,232
Shares redeemed	(21,069,482)	(17,931,212)	(256,336,121)	(221,342,734)
Net increase (decrease)	7,260,862	(1,316,249)	$88,530,765	$(15,991,240)
Class I
Shares sold	1,155,237	674,890	$14,033,026	$8,325,990
Reinvestment of distributions	54,179	60,210	661,487	742,226
Shares redeemed	(995,342)	(965,237)	(12,015,157)	(11,887,210)
Net increase (decrease)	214,074	(230,137)	$2,679,356	$(2,818,994)
Class Z
Shares sold	1,479,155	1,304,761	$17,843,393	$16,065,098
Reinvestment of distributions	44,271	30,880	541,058	380,830
Shares redeemed	(895,689)	(331,355)	(10,891,548)	(4,107,467)
Net increase (decrease)	627,737	1,004,286	$7,492,903	$12,338,461
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity New York Municipal Trust and the Shareholders of Fidelity New York Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Income Fund (the "Fund"), a fund of Fidelity New York Municipal Trust, including the schedule of investments, as of January 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2026, 100% of the fund's income dividends was free from federal income tax, and 16.72% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity New York Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the representative class of the fund (the retail class), the Board considered the effective management fee rate for the retail class from March 2024 to December 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for the retail class of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund)  and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.783104.125
NFY-ANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2026